Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

390 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Drexel Hamilton, LLC, Goldman Sachs Mortgage Company and Goldman Sachs & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to BHMS 2018-ATLS, Commercial Mortgage Pass-Through Certificates, Series 2018-ATLS (the “Transaction”). The Company is responsible for the accuracy of the information contained in the Final Data File (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the one loan within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to July 9, 2018.

•	The excel file provided to us by the Company titled “BHMS 2018-ATLS Accounting Tape.xlsx”, which includes certain attributes related to the mortgage loan as of the Cut-off Date shall be herein referred to as the “Final Data File”.

•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “calculation,” as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.

•	The phrase “Assumed LIBOR” shall mean 2.100%, as provided by the Company.

•	The phrase “Promissory Note” refers to the promissory note, promissory note riders and/or assumptions of the promissory note or the equivalent, as contained in the Loan File.

•	The phrase “Loan Agreement” refers to the signed Loan Agreement as included in the Loan File.

•	The phrase “Mezzanine Loan Agreement” refers to the Mezzanine A Loan Agreement, Mezzanine B Loan Agreement, and Mezzanine C Loan Agreement, collectively, as included in the Loan File.

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•	The phrase “Guaranty Agreement” refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.

•	The phrase “Title Policy” refers to the signed title policy as included in the Loan File.

•	The phrase “Ground Lease” refers to the signed ground lease agreement as included in the Loan File.

•	The phrase “Appraisal Report” refers to a signed appraisal document included in the Loan File.

•	The phrase “Engineering Report” refers to a signed property condition assessment document included in the Loan File.

•	The phrase “CapEx Schedule” refers to the capital expenditure file included in the Loan File.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.

•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.

•	The phrase “ACM O&M Report” refers to a signed ACM O&M document included in the Loan File.

•	The phrase “Underwriting File” refers to the underwriting file document included in the Loan File.

From June 8, 2018 through June 28, 2018, the Company provided us with the Source Documents related to the one mortgage loan secured by one property, herein referred to as the “Underlying Asset”. For the Underlying Asset set forth in the Final Data File, we compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Asset as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 28, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

BHMS 2018-ATLS, Commercial Mortgage Pass-Through Certificates, Series 2018-ATLS

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Street Address	Appraisal Report	The street address, as stated in the Appraisal Report. If two street addresses were listed, only the primary was selected.	None
2	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
3	Country	Appraisal Report	The county, as stated in the Appraisal Report.	None
4	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
5	Year Built	Appraisal Report, Engineering Report	The year built, as stated in the Appraisal Report or Engineering Report.	None
6	Renovated Date	Appraisal Report, Engineering Report	The year renovated, as stated in the Appraisal Report or Engineering Report.	None
7	Total Rooms	Rent Roll	The total rooms, as stated in the rent roll.	None
8	Collateral Rooms	Rent Roll	The collateral rooms, as stated in the rent roll.	None
9	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
10	Property Sub-Type	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
11	Ownership Interest	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
12	Cut-Off Date Mortgage Loan Amount ($) (1)	Calculation	Calculation. Since the Loan is IO, Cut-Off Date Mortgage Loan Amount will equal Mortgage Loan Amount.	None
13	Cut-Off Date Mortgage Loan Amount per Room ($)	Calculation	Computation in which the respective loan’s Cut-Off Date Trust Loan Amount was divided by the corresponding Square Footage.	$1.00
14	Percentage of Cut-Off Date Mortgage Loan Amount	Calculation	Computation in which the Cut-Off Date Mortgage Loan Amount ($) is divided by the Original Balance ($).	None
15	Original Balance ($)	Loan Agreement	The aggregate principal balance, as defined in the Loan Agreement.	None
16	Cut-Off Date Mezzanine A Loan Amount ($)	Calculation	Calculation. Since the Loan is IO, Cut-Off Date Mezzanine Loan Amount will equal Mezzanine Loan Amount.	$1.00
17	Mezzanine A Loan Original Balance ($)	Mezzanine Loan Agreement	The aggregate principal balance, as stated in the Mezzanine Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
18	Cut-Off Date Mezzanine B Loan Amount ($)	Calculation	Calculation. Since the Loan is IO, Cut-Off Date Mezzanine Loan Amount will equal Mezzanine Loan Amount.	$1.00
19	Mezzanine B Loan Original Balance ($)	Mezzanine Loan Agreement	The aggregate principal balance, as defined in the Mezzanine Loan Agreement.	None
20	Cut-Off Date Mezzanine C Loan Amount ($)	Calculation	Calculation. Since the Loan is IO, Cut-Off Date Mezzanine Loan Amount will equal Mezzanine Loan Amount.	$1.00
21	Mezzanine C Loan Original Balance ($)	Mezzanine Loan Agreement	The aggregate principal balance, as defined in the Mezzanine Loan Agreement.	None
22	Total Loan Original Amount ($)	Loan Agreement, Mezzanine Loan Agreement	The aggregate principal balance, as defined in the Loan Agreement and Mezzanine Loan Agreement.	None
23	Total Loan Cut-Off Date Amount ($)	Calculation	Computation in which the amount is the sum of Cut-Off Date Mortgage Loan Amount ($), Cut-Off Date Mezzanine A Loan Amount ($), Cut-Off Date Mezzanine B Loan Amount ($), and Cut-Off Date Mezzanine C Loan Amount ($).	None
24	Total Loan Cut-Off Date Amount per Room ($)	Calculation	Computation in which the Total Loan Cut-Off Date Amount ($) is divided by the Total Rooms.	None
25	Origination Date	Loan Agreement	The date on the cover of the Loan Agreement.	None
27	Floating Rate Mortgage Margin	Mezzanine Loan Agreement	The floating rate mortgage margin, as stated in the Mezzanine Loan Agreement.	None
28	Floating Rate Mezzanine A Margin	Mezzanine Loan Agreement	The floating rate mezzanine A margin, as stated in the Mezzanine Loan Agreement.	None
29	Floating Rate Mezzanine B Margin	Mezzanine Loan Agreement	The floating rate mezzanine B margin, as stated in the Mezzanine Loan Agreement.	None
30	Floating Rate Mezzanine C Margin	Mezzanine Loan Agreement	The floating rate mezzanine C margin, as stated in the Mezzanine Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
31	Total Loan Floating Rate Margin	Calculation	Computation of the weighted average of the Floating Rate Mortgage Margin, Floating Rate Mezzanine A Margin, Floating Rate Mezzanine B Margin, Floating Rate Mezzanine C Margin based off the Cut-Off Date Mortgage Loan Amount ($), Cut-Off Date Mezzanine A Loan Amount ($), Cut-Off Date Mezzanine B Loan Amount ($), and Cut-Off Date Mezzanine C Loan Amount ($).	None
32	LIBOR Cap	Interest Rate Hedge Agreement, Loan Agreement	The LIBOR cap as stated in the Interest Hedge Agreement or Loan Agreement.	None
33	LIBOR Floor	Promissory Note	Rate floor as presented in the Promissory Note; or NAP if not presented in the Promissory Note.	None
34	LIBOR Lookback days	Loan Agreement	The LIBOR lookback days, as stated in the Loan Agreement	None
35	LIBOR Cap Expiration Date	Interest Rate Hedge Agreement	The LIBOR cap expiration date, as stated in the Interest Rate Hedge Agreement.	None
36	Interest Calculation (30/360 / Actual/360)	Loan Agreement	A fraction equal to the actual number of days in the accrual period divided by 360.	None
37	Annual Mortgage Debt Service Payment	Calculation	The Trust Monthly Debt Service Payment annualized.	None
38	Monthly Mortgage Debt Service Payment	Calculation	Computation in which the sum of the Floating Rate Mortgage Margin and Assumed LIBOR is multiplied by the Cut-Off Date Mortgage Loan Amount ($) and then multiplied by 365 divided by 360 divided by 12.	None
39	Annual Mortgage Debt Service Payment at the LIBOR Cap	Calculation	Computation in which the sum of the Floating Rate Mortgage Margin and LIBOR Cap is multiplied by the Cut-Off Date Mortgage Loan Amount ($) and then multiplied by 365 divided by 360.	None
40	Monthly Mortgage Debt Service Payment at the LIBOR Cap	Calculation	Computation in which the sum of the Floating Rate Mortgage Margin and LIBOR Cap is multiplied by the Cut-Off Date Mortgage Loan Amount ($) and then multiplied by 365 divided by 360 divided by 12.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
41	Annual Total Debt Service Payment	Calculation	Computation in which the sum of the Total Loan Floating Rate Margin and Assumed LIBOR is multiplied by the Total Loan Original Amount ($) and then multiplied by 365 divided by 360.	None
42	Monthly Total Debt Service Payment	Calculation	Computation in which the sum of the Total Loan Floating Rate Margin and Assumed LIBOR is multiplied by the Total Loan Original Amount ($) and then multiplied by 365 divided by 360 divided by 12.	None
43	Annual Total Debt Service Payment at the LIBOR Cap	Calculation	Computation in which the sum of the Floating Rate Mortgage Margin and LIBOR Cap is multiplied by the Total Loan Original Amount ($) and then multiplied by 365 divided by 360.	None
44	Monthly Total Debt Service Payment at the LIBOR Cap	Calculation	Computation in which the sum of the Floating Rate Mortgage Margin and LIBOR Cap is multiplied by the Total Loan Original Amount ($) and then multiplied by 365 divided by 360 divided by 12.	None
45	Amort Type	Loan Agreement	Amortization type, as stated in the Loan Agreement.	None
46	Interest Accrual Period	Loan Agreement	The interest accrual period, as stated in the Loan Agreement.	None
47	Grace Period	Loan Agreement	The number of grace period days, as stated in the Late Payment Charges section of the Loan Agreement.	None
48	First Loan Payment Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
49	Seasoning	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None
50	Original Balloon Term (Months)	Loan Agreement	The term of the Loan, since the Loan is IO for the term of the loan.	None
51	Original Amort Term (Months)	Loan Agreement	The amortization period, as stated in the Loan Agreement.	None
52	IO Period	Calculation	The term of the Loan, since the Loan is IO for the term of the loan.	None
53	Remaining IO Term (Months)	Calculation	The IO Period minus the seasoning.	None
54	Remaining Term to Maturity (Months)	Calculation	The IO Period minus the seasoning.	None
55	Initial Maturity Date	Loan Agreement	The maturity date, as stated in the Loan Agreement.	None

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BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
56	Extensions	Loan Agreement	Extension options, as stated in the Loan Agreement.	None
57	Fully Extended Maturity Date	Loan Agreement	Extended maturity date assuming all Extensions are exercised, as stated in the Loan Agreement.	None
58	Lockbox	Loan Agreement	As defined in the Loan Agreement.	None
59	Lockbox Type	Loan Agreement	As defined in the Loan Agreement.	None
60	Cash Management Type	Loan Agreement	As defined in the Loan Agreement.	None
61	Cash Management Trigger	Loan Agreement	As defined in the Loan Agreement.	None
63	Prepayment Provision	Calculation	Computation in which the number of monthly payments during the lockout period, yield maintenance period, prepayment premium period or window period, as stated in the Promissory Note, were counted.	None
64	Beach Tower Parcel Release	Loan Agreement	As defined in the Loan Agreement.	None
65	Beach Tower Parcel Release Description	Loan Agreement	As defined in the Loan Agreement.	None
66	Other Parcel Release	Loan Agreement	As defined in the Loan Agreement.	None
67	Other Parcel Release Description	Loan Agreement	As defined in the Loan Agreement.	None
68	Borrower Entity	Loan Agreement	Defined on the cover of the Loan Agreement.	None
69	Single Purpose Entity	Loan Agreement	Defined on the cover of the Loan Agreement.	None
70	Non-Consolidation Letter	Non-Consolidation Letter	Yes if there is a Non-Consolidation Letter; otherwise No.	None
71	Loan Purpose	Settlement Statement	The loan purpose, as shown in the Settlement Statement.	None
72	Future Debt Permitted (Y/N)	Loan Agreement	Defined as the Subordinate Mezzanine Loan per the Loan Agreement.	None
73	Mortgage Loan Cut-off Date LTV	Calculation	Computation in which the respective loan’s Loan Cut-off Date Balance is divided by the corresponding Appraised Value.	None
74	Mortgage Loan UW EBITDA DSCR	Calculation	Computation in which the UW EBITDA ($) is divided by the Annual Mortgage Debt Service Payment.	None
75	Mortgage Loan UW EBITDA DSCR at LIBOR Cap	Calculation	Computation in which the UW EBITDA ($) is divided by the Annual Mortgage Debt Service Payment at the LIBOR Cap.	None

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BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
76	Mortgage Loan UW NOI DSCR	Calculation	Computation in which the respective loan’s UW Net Operating Income ($) was divided by the corresponding Annual Mortgage Debt Service Payment.	None
77	Mortgage Loan UW NOI DSCR at LIBOR Cap	Calculation	Computation in which the respective loan’s UW Net Operating Income ($) was divided by the corresponding Annual Mortgage Debt Service Payment at the LIBOR Cap.	None
78	Mortgage Loan UW EBITDA Debt Yield	Calculation	Computation in which the UW EBITDA ($) is divided by the Cut-Off Date Mortgage Loan Amount ($).	None
79	Mortgage Loan UW NOI Debt Yield	Calculation	Computation in which the respective loan's UW Net Operating Income ($) was divided by the corresponding Cut-off Date Trust Loan Amount.	None
80	Total Loan Cut-Off Date LTV	Calculation	Computation in which the respective loan’s Trust Cut-off Date Balance was divided by the corresponding Appraised Value.	None
81	Total Loan UW EBITDA Debt Yield	Calculation	Computation in which the UW EBITDA ($) is divided by the Total Loan Cut-Off Date Amount ($).	None
82	Total Loan UW NOI Debt Yield	Calculation	Computation in which the respective loan's UW Net Operating Income ($) was divided by the corresponding Cut-off Date Trust Loan Amount.	None
83	Total Loan UW EBITDA DSCR	Calculation	Computation in which the UW EBITDA ($) is divided by the Annual Total Debt Service Payment.	None
84	Total Loan UW EBITDA DSCR at LIBOR Cap	Calculation	Computation in which the UW EBITDA ($) is divided by the Annual Total Debt Service Payment at the LIBOR Cap.	None
85	Total Loan UW NOI DSCR	Calculation	Computation in which the respective loan’s UW Net Operating Income ($) was divided by the corresponding annual debt service payment.	None
86	Total Loan UW NOI DSCR at LIBOR Cap	Calculation	Computation in which the respective loan’s UW Net Operating Income ($) is divided by the Annual Total Debt Service Payment at the LIBOR Cap.	None
87	Initial Tax Escrow	Loan Agreement	Upfront real estate tax reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00
88	Ongoing Tax Escrow Monthly	Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00

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BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
89	Tax Escrow Springing Conditions	Loan Agreement	The tax escrow springing conditions, as stated in the Loan Agreement. $0 if tax escrow is not springing.	$1.00
90	Initial Insurance Escrow	Loan Agreement	Upfront insurance reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00
91	Ongoing Insurance Escrow Monthly	Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00
92	Insurance Escrow Springing Conditions	Loan Agreement	The insurance escrow springing conditions, as stated in the Loan Agreement. $0 if insurance escrow is not springing.	$1.00
93	Initial Immediate Repairs Escrow	Loan Agreement / Settlement Statement	Upfront immediate repairs reserves, as stated in the Loan Agreement. $0 if none listed.	None
94	Initial Replacement Reserve Escrow	Loan Agreement	Upfront replacement reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00
95	Ongoing Replacement Reserve Escrow Monthly	Loan Agreement	Monthly required replacement reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00
96	Upfront Other Reserve	Loan Agreement	Upfront other reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00
97	Ongoing Other Reserve Escrow Monthly	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. $0 if none listed.	$1.00
98	Other Reserve Escrow Description	Loan Agreement	Description of Upfront Other Reserve ($), as stated in the Loan Agreement. N/A if none listed.	None
99	Other Reserve Escrow Cap	Loan Agreement	The other reserve escrow cap, as stated in the Loan Agreement.	None
100	Engineering Report Date	Engineering Report	Engineering Report Cover.	None
101	Engineering Report Provider	Engineering Report	Engineering Report Cover.	None
102	Environmental Report Date (3)	Environmental Report	Environmental Report Cover.	None
103	Environmental Report Provider	Environmental Report	Environmental Report Cover.	None
104	ACM O&M Plan	ACM O&M Report	ACM O&M Plan as detailed in ACM O&M Report, if applicable.	None
105	Seismic Zone	Engineering Report	If per Engineering Report, a property is in a seismic zone of 3 or greater, then the seismic zone otherwise NAP.	None

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BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
106	Phase II Follow Up Required	Environmental Report	No, if no phase II report was recommended. Yes, if phase II report was recommended.	None
107	Earthquake Insurance Required	Insurance Summary	Yes or No, as stated on the Insurance Summary.	None
108	Terrorism Insurance Required	Insurance Summary	Yes or No, as stated on the Insurance Summary.	None
109	As-Is Appraisal Date	Appraisal Report	The date stated in the Appraisal Report.	None
110	When Stabilized Appraisal Date	Appraisal Report	The date stated in the Appraisal Report.	None
111	Appraisal Report Provider	Appraisal Report	Appraisal Report cover.	None
112	As-Is Appraised Value ($) (2)	Appraisal Report	The property value stated in the Appraisal Report.	None
113	Appraised Value Per Room ($)	Calculation	The As-Is Appraised Value divided by Total Rooms.	None
114	When Stabilized Appraised Value ($) (2)	Appraisal Report	The property value stated in the Appraisal Report.	None
115	When Stabilized Appraised Value Per Room ($)	Calculation	The As-Is Appraised Value divided by Total Rooms.	None
116	2013 Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
117	2014 Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
118	2015 Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
119	2016 Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
120	2016 Normalized Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
121	2017 Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
122	2017 Normalized Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
123	March 2018 TTM Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
124	March 2018 TTM Normalized Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
125	UW Occupancy (%)	Underwriting File	As defined in the Underwriting File.	None
126	Metric Identifier	Underwriting File	As defined in the Underwriting File.	None
127	2013 Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None

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BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
128	2014 Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
129	2015 Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
130	2016 Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
131	2016 Normalized Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
132	2017 Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
133	2017 Normalized Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
134	March 2018 TTM Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
135	March 2018 TTM Normalized Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
136	UW Average Daily Rate	Underwriting File	As defined in the Underwriting File.	None
137	2013 Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
138	2014 Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
139	2015 Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
140	2016 Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
141	2016 Normalized Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
142	2017 Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
143	2017 Normalized Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
144	March 2018 TTM Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
145	March 2018 TTM Normalized Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
146	UW Revenue Per Available Room	Underwriting File	As defined in the Underwriting File.	None
147	2013 Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
148	2014 Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
149	2015 Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
150	2016 Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
151	2016 Normalized Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
152	2017 Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
153	2017 Normalized Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
154	March 2018 TTM Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
155	March 2018 Normalized TTM Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
156	UW Room Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
157	2013 Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
158	2014 Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
159	2015 Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
160	2016 Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
161	2016 Normalized Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
162	2017 Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
163	2017 Normalized Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
164	March 2018 TTM Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
165	March 2018 Normalized TTM Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
166	UW Food & Beverage Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
167	2013 Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
168	2014 Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
169	2015 Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
170	2016 Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
171	2016 Normalized Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
172	2017 Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
173	2017 Normalized Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
174	March 2018 TTM Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
175	March 2018 TTM Normalized Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
176	UW Water/Marine Attraction Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
177	2013 Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
178	2014 Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
179	2015 Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
180	2016 Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
181	2016 Normalized Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
182	2017 Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
183	2017 Normalized Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
184	March 2018 TTM Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
185	March 2018 Normalized TTM Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
186	UW Other Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
187	2013 Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
188	2014 Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
189	2015 Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
190	2016 Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
191	2016 Normalized Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
192	2017 Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
193	2017 Normalized Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
194	March 2018 TTM Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
195	March 2018 TTM Normalized Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
196	UW Atlantis Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
197	2013 Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
198	2014 Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
199	2015 Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
200	2016 Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
201	2016 Normalized Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
202	2017 Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
203	2017 Normalized Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
204	March 2018 TTM Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
205	March 2018 Normalized TTM Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
206	UW Casino Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
207	2013 Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
208	2014 Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
209	2015 Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
210	2016 Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
211	2016 Normalized Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
212	2017 Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
213	2017 Normalized Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
214	March 2018 TTM Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
215	March 2018 TTM Normalized Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
216	UW Reef Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
217	2013 Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
218	2014 Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
219	2015 Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
220	2016 Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
221	2016 Normalized Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
222	2017 Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
223	2017 Normalized Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
224	March 2018 TTM Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
225	March 2018 TTM Normalized Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
226	UW Retail Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
227	2013 Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
228	2014 Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
229	2015 Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
230	2016 Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
231	2016 Normalized Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
232	2017 Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
233	2017 Normalized Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
234	March 2018 TTM Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
235	March 2018 TTM Normalized Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
236	UW Water Plant Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
237	2013 Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
238	2014 Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
239	2015 Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
240	2016 Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
241	2016 Normalized Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
242	2017 Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
243	2017 Normalized Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
244	March 2018 TTM Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
245	March 2018 TTM Normalized Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
246	UW Total Revenue ($)	Underwriting File	As defined in the Underwriting File.	$1.00
247	2013 Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
248	2014 Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
249	2015 Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
250	2016 Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
251	2016 Normalized Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
252	2017 Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
253	2017 Normalized Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
254	March 2018 TTM Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
255	March 2018 TTM Normalized Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
256	UW Total Departmental Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
257	2013 Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
258	2014 Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
259	2015 Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
260	2016 Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
261	2016 Normalized Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
262	2017 Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
263	2017 Normalized Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
264	March 2018 TTM Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
265	March 2018 TTM Normalized Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
266	UW Atlantis Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
267	2013 Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
268	2014 Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
269	2015 Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
270	2016 Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
271	2016 Normalized Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
272	2017 Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
273	2017 Normalized Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
274	March 2018 TTM Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
275	March 2018 TTM Normalized Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
276	UW Total Departmental Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
277	2013 Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
278	2014 Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	21

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
279	2015 Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
280	2016 Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
281	2016 Normalized Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
282	2017 Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
283	2017 Normalized Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
284	March 2018 TTM Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
285	March 2018 TTM Normalized Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
286	UW Total Undistributed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
287	2013 Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
288	2014 Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
289	2015 Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
290	2016 Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
291	2016 Normalized Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
292	2017 Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
293	2017 Normalized Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
294	March 2018 TTM Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
295	March 2018 TTM Normalized Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00
296	UW Gross Operating Profit ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	22

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
297	2013 Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
298	2014 Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
299	2015 Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
300	2016 Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
301	2016 Normalized Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
302	2017 Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
303	2017 Normalized Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
304	March 2018 TTM Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
305	March 2018 TTM Normalized Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
306	UW Base Management Fee ($)	Underwriting File	As defined in the Underwriting File.	$1.00
307	2013 Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
308	2014 Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
309	2015 Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
310	2016 Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
311	2016 Normalized Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
312	2017 Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
313	2017 Normalized Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
314	March 2018 TTM Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	23

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
315	March 2018 TTM Normalized Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
316	UW Fixed Expenses ($)	Underwriting File	As defined in the Underwriting File.	$1.00
317	2013 EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
318	2014 EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
319	2015 EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
320	2016 EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
321	2016 Normalized EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
322	2017 EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
323	2017 Normalized EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
324	March 2018 TTM EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
325	March 2018 TTM Normalized EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
326	UW EBITDA ($)	Underwriting File	As defined in the Underwriting File.	$1.00
327	2013 FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
328	2014 FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
329	2015 FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
330	2016 FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
331	2016 Normalized FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
332	2017 FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
333	2017 Normalized FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
334	March 2018 TTM FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
335	March 2018 TTM Normalized FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
336	UW FF&E Expense ($)	Underwriting File	As defined in the Underwriting File.	$1.00
337	2013 Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	24

BHMS 2018-ATLS, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-ATLS
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
338	2014 Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
339	2015 Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
340	2016 Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
341	2016 Normalized Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
342	2017 Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
343	2017 Normalized Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
344	March 2018 TTM Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
345	March 2018 TTM Normalized Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00
346	UW Net Operating Income ($)	Underwriting File	As defined in the Underwriting File.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	25

BHMS 2018-ATLS, Commercial	EXHIBIT B
Mortgage Pass-Through Certificates, Series 2018-ATLS
Specified Attributes Provided by the Company (not subject to procedures)

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Property No.
2	Property Rank
3	Property Name
4	Cut-off Date
5	Administrate Fee Rate (%)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	26